Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 1,306		$ 1,457
Short-term investments (See Note 9)	1,087		25
Receivables (See Note 3)	2,813		2,830
Inventories (See Note 3)	1,687	[1]	1,607	[1]
Deferred income taxes (See Note 13)	430		473
Other	392		302
Total current assets	7,715		6,694
Property (See Note 4)	9,030	[2]	8,614	[2]
Less accumulated depreciation	6,142		5,893
Property – net	2,888		2,721
Investments (See Note 5)	422		387
Goodwill (See Note 6)	2,761		2,660
Identifiable intangible assets – net (See Note 6)	1,085		1,125
Other assets	1,007		795
Total	15,878	[3]	14,382	[3]
Current liabilities
Short-term debt and current portion of long-term debt (See Note 8)	642		108
Asbestos settlement (See Note 15)	683		593
Accounts payable and accrued liabilities (See Note 3)	3,061		2,996
Business restructuring (See Note 7)	75		5
Total current liabilities	4,461		3,702
Long-term debt (See Note 8)	3,368		3,574
Asbestos settlement (See Note 15)	237		241
Deferred income taxes (See Note 13)	231		272
Accrued pensions (See Note 14)	1,057		968
Other postretirement benefits (See Note 14)	1,287		1,307
Other liabilities	915		872
Total liabilities	11,556		10,936
Commitments and contingent liabilities (See Note 15)
Shareholders’ equity (See Note 16)
Common stock	484		484
Additional paid-in capital	870		783
Retained earnings	9,871		9,288
Treasury stock, at cost	(5,496)		(5,506)
Accumulated other comprehensive loss (See Note 17)	(1,666)		(1,800)
Total PPG shareholders’ equity	4,063		3,249
Noncontrolling interests	259		197
Total shareholders’ equity	4,322		3,446
Total	$ 15,878		$ 14,382

[1]	Inventories valued using the LIFO method of inventory valuation comprised 36% and 35% of total gross inventory values as of December 31, 2012 and 2011, respectively. If the FIFO method of inventory valuation had been used, inventories would have been $243 million and $232 million higher as of December 31, 2012 and 2011, respectively. During the year ended December 31, 2012 and 2011, certain inventories accounted for on the LIFO method of accounting were reduced, which resulted in the liquidation of certain quantities carried at costs prevailing in prior years. The effect on earnings was income of $3.0 million and $0.9 million for the years ended December 31, 2012 and 2011, respectively.
[2]	Interest capitalized in 2012, 2011 and 2010 was $8 million, $9 million and $7 million, respectively.
[3]	Segment assets are the total assets used in the operation of each segment. Corporate assets are principally cash and cash equivalents, cash held in escrow, short term investments, deferred tax assets and the approximate 40% investment in the former automotive glass and services business.